Segmented Information (Schedule of Geographic Information) (Details) - CAD ($)	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Reclamation bonds	$ 2,122,559		$ 2,154,027
Property and equipment	297,164		455,422
Exploration and evaluation assets	221,330,931		196,666,709	$ 154,435,875
Right-of-use assets	730,809	$ 934,659
Total acquisition and exploration of exploration and evaluation assets	224,481,463		199,276,158
Canada [Member]
Disclosure of geographical areas [line items]
Reclamation bonds
Property and equipment	19,611		67,636
Exploration and evaluation assets
Right-of-use assets	374,417
Total acquisition and exploration of exploration and evaluation assets	394,028		67,636
US [Member]
Disclosure of geographical areas [line items]
Reclamation bonds	2,122,559		2,154,027
Property and equipment	277,553		387,786
Exploration and evaluation assets	221,330,931		196,666,709
Right-of-use assets	356,392
Total acquisition and exploration of exploration and evaluation assets	$ 224,087,435		$ 199,208,522